INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Disclosure of movement in components of deferred tax assets and liabilities
The movements of the components of the deferred tax assets and deferred tax liabilities are as follows:

($ millions)	Balance at December 31, 2019 (Restated Note 4)	Recognized in Earnings (Loss)	Recognized in Other Comprehensive Income (Loss)	Acquisition	Equity	Other	Balance at December 31, 2020
Deferred income tax assets
Derivative financial instruments	(13)	21	(4)	—	—	—	4
Employee benefits	9	(2)	4	—	—	—	11
Share-based payments	24	(10)	—	—	—	—	14
Provisions	79	4	—	—	—	—	83
Benefit of loss carryforwards	400	(125)	—	—	—	—	275
Other deductible temporary differences	52	16	—	—	(2)	—	66

Deferred income tax liabilities
Property, plant and equipment	2,036	55	—	—	—	—	2,091
Intangible assets	263	(3)	—	—	—	—	260
Investments in equity accounted investees	1,109	(417)	—	—	—	—	692
Taxable limited partnership income deferral	101	(103)	—	—	—	—	(2)
Other taxable temporary differences	(13)	32	—	—	—	(4)	15
Total net deferred tax liabilities	2,945	(340)	—	—	2	(4)	2,603

($ millions)	Balance at December 31, 2018 (Restated Note 3)	Recognized in Earnings (Loss)	Recognized in Other Comprehensive Income (Loss)	Acquisition	Equity	Other	Balance at December 31, 2019 (Restated Note 4)
Deferred income tax assets
Derivative financial instruments	(18)	5	—	—	—	—	(13)
Employee benefits	9	(1)	1	—	—	—	9
Share-based payments	26	(2)	—	—	—	—	24
Provisions	46	16	—	17	—	—	79
Benefit of loss carryforwards	153	256	—	13	—	(22)	400
Other deductible temporary differences	67	(40)	—	28	(3)	—	52

Deferred income tax liabilities
Property, plant and equipment	1,587	286	—	163	—		2,036
Intangible assets	118	(14)	—	159	—	—	263
Investments in equity accounted investees	1,263	(154)	—	—	—	—	1,109
Taxable limited partnership income deferral	122	(46)	—	25	—	—	101
Other taxable temporary differences	7	(13)	—		—	(7)	(13)
Total net deferred tax liabilities	2,814	(175)	(1)	289	3	15	2,945

Disclosure of reconciliation of effective tax rate
Reconciliation of Effective Tax Rate

For the years ended December 31		2019
($ millions, except as noted)	2020	(Restated Note 3)
Earnings (loss) before income tax	(416)	1,542
Canadian statutory tax rate (percent)	24.6	26.7
Income tax at statutory rate	(102)	412
Tax rate changes and foreign rate differential	(5)	(349)
Changes in estimate and other	(5)	(35)
Permanent items	12	7
Income tax (recovery) expense	(100)	35

Disclosure of income tax expense
Income Tax Expense

For the years ended December 31		2019
($ millions)	2020	(Restated Note 3)
Current tax expense	240	210
Deferred tax expense
Origination and reversal of temporary differences	(485)	392
Tax rate changes on deferred tax balances	32	(345)
Decrease (increase) in tax loss carry forward	113	(222)
Total deferred tax (recovery)	(340)	(175)
Total income tax (recovery) expense	(100)	35

Disclosure of deferred tax items recovered directly in equity
Deferred Tax Items Recovered Directly in Equity

For the years ended December 31
($ millions)	2020	2019
Share issue costs	(2)	(3)
Other comprehensive income (loss):
Change in fair value of net investment hedges (Note 26)	(4)	—
Remeasurements of defined benefit liability (Note 24)	4	1
Deferred tax items recovered directly in equity	(2)	(2)